Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Diluted Earnings Per Share [Abstract]
Schedule of diluted earnings per share
	Three Months Ended March 31,
	2023	2022
Shares issuable upon exchange of Exchangeable Shares	14,252	15,343
Shares of common stock issuable upon conversion of convertible notes	1,757,531	618,519
Warrants
2019 Public Warrants	290,690	290,690
2022 Unit Offering – Common Warrants	2,173,913	—
2022 Unit Offering – Underwriter Warrants	108,696	—
Unvested restricted stock units	9,350	31,392
Unvested restricted stock awards	—	334
Total	4,354,432	956,278

	Year Ended December 31,
	2022	2021
Shares issuable upon exchange of Exchangeable Shares	14,284	15,465
Warrants
2019 Public Warrants	290,690	290,690
2022 Unit Offering – Common Warrants	2,173,913	—
2022 Unit Offering – Underwriter Warrants	108,696	—
Unvested restricted stock units	11,086	34,189
Unvested restricted stock awards	334	1,620
Shares of common stock issuable upon conversion of convertible notes	3,086,890	624,220
Total	5,685,893	966,184